INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVENTORY
Materials, supplies, and packaging	$ 7,505	$ 9,770
Work in process	69,632	65,807
Finished goods	29,226	24,233
Total inventory	106,363	99,810
Expenses relating to the incremental costs to acquire inventory in business combinations		6,217
Cost of goods sold
INVENTORY
Amount of inventory recognized	$ 218,587	$ 205,809